Intangibles - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 10,514	$ 11,631
Additions	164	53
Disposals	(4)	(9)
Amortization	(159)	(154)
Impairment	(117)
Transfer to held for sale (Energy Assets)	(904)
Translation adjustment	1,226	(1,326)
Balance at end of year	10,720	10,195
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	13,154	12,314
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,434)	(2,119)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,038	3,263
Impairment	(117)
Transfer to held for sale (Energy Assets)	(131)
Translation adjustment	262	(252)
Balance at end of year	3,052	3,011
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	3,052	3,011
Concession [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,942	7,689
Additions	149	23
Disposals	(4)	(4)
Amortization	(137)	(125)
Transfer to held for sale (Energy Assets)	(770)
Translation adjustment	895	(989)
Balance at end of year	7,075	6,594
Concession [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	8,943	8,200
Concession [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,868)	(1,606)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	84	104
Additions	15	30
Amortization	(22)	(29)
Translation adjustment	10	(12)
Balance at end of year	87	93
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	653	606
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(566)	(513)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	450	575
Disposals		(5)
Transfer to held for sale (Energy Assets)	(3)
Translation adjustment	59	(73)
Balance at end of year	506	497
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	$ 506	$ 497